Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance and other claims		$ 6,265	$ 762
Advances to suppliers and other assets		7,963	2,329
Prepaid insurances		2,657	584
Other	[1]	8,339	3,036
Total		$ 25,224	$ 6,711

[1]	Includes current portion of straight-line, scrubber equipment and installation claim.